Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2013
Cash and Cash Equivalents [Policy Text Block]
a)	Cash and Cash Equivalents

Cash consists of cash on deposit with high quality major financial institutions. The carrying amounts approximated fair market value due to the liquidity of these deposits. For purposes of the balance sheets and statements of cash flows, the Company considers all highly liquid debt instruments purchased with maturity of three months or less to be cash equivalents. The Company had no cash equivalents at December 31, 2013 and 2012.

Use of Estimates and Assumptions [Policy Text Block]
b)	Use of Estimates and Assumptions

The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses for the reporting period. Management evaluates estimates and judgments on an ongoing basis. Actual results could differ from these estimates. The significant areas requiring management’s estimates and assumptions include the fair value of shares issued to settle debt, stock based compensation, valuation of receivables and inventory, estimated life, amortization rates and impairment of long-lived assets, valuation allowance for income tax purposes, and fair value measurement of financial instruments.

Revenue Recognition [Policy Text Block]
c)	Revenue Recognition

The Company recognizes revenue when all of the following criteria are met: (1) the Company has evidence of an arrangement with a customer; (2) the Company delivers the specified products; (3) license agreement terms are fixed or determinable and free of contingencies or uncertainties that may alter the agreement such that it may not be complete and final; and (4) collection is probable.

Software Development Costs [Policy Text Block]
d)	Software Development Costs

The Company accounts for software development costs in accordance with ASC 985-20, Software - Cost of Software to Be Sold, Leased, whereby costs for the development of new software products and substantial enhancements to existing software products are expensed as incurred until technological feasibility has been established and all research and development activities for the other components of the product or processes have been completed, at which time any additional costs are capitalized.

To December 31, 2013, software development costs, comprised of salaries, wages and benefits, have been charged to operations as the research and development activities for other components of the product and processes have not been completed.

In accordance with ASC 985-705, software modification costs, comprised of salaries, wages and benefits, to satisfy hardware upgrades and changes in system configurations, are expensed as incurred.

Inventory [Policy Text Block]
e)	Inventory

Inventory is recorded at the lower of cost or market with cost being determined on the weighted average method. When required, a provision is made to reduce excess and obsolete inventory to estimated net realizable value. The net realizable value of inventory is generally considered to be the selling price in the ordinary course of business less the estimated costs of completion and estimated costs to make the sale. Inventory consists of computers, general, monitors, printers, modems, and parts and enclosures.

Equipment and Amortization [Policy Text Block]
f)	Equipment and Amortization

Equipment is recorded at cost and amortized using the declining-balance and straight-line method at rates determined to estimate the useful lives of the assets. The annual rates used in calculating amortization are as follows:

Computer hardware	30% straight-line
Computer software	50% declining-balance
Office furniture	20% declining-balance
Equipment	30% declining-balance
Leasehold improvements	straight-line over the term of the lease

Foreign Currency Transactions and Translations Policy [Policy Text Block]

g)	Foreign Currency Translation

The Company’s functional currency is the U.S. dollar. Transactions in foreign currency are translated in accordance with ASC Topic 830, Foreign Currency Matters, into U.S. dollars and reporting as follows:

i)	monetary items at the exchange rate prevailing at the balance sheet date;

ii)	non-monetary items at the historical exchange rate;

iii)	revenue and expense at the average exchange rate in effect during the applicable accounting period.

Gains and losses on foreign currency transactions are reported in the statements of operations.

Basic and Diluted Loss Per Share [Policy Text Block]
h)	Basic and Diluted Loss Per Share

The Company computes loss per share in accordance with ASC 260, Earnings Per Share. Under these provisions, basic loss per share is computed using the weighted average number of common stock outstanding during the periods. Diluted loss per share is computed using the weighted average number of common and potentially dilutive common stock outstanding during the period. As the Company generated net losses in the periods presented, the basic and diluted loss per share is the same as the exercise of options or warrants would be anti-dilutive.

Fair Value of Financial Instruments [Policy Text Block]
i)	Fair Value of Financial Instruments

ASC 820, Fair Value Measurements and Disclosures and ASC 825, Financial Instruments establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy prioritizes the inputs into three levels based on the extent to which inputs used in measuring fair value are observable in the market.

These tiers are:

•	Level 1 – defined as observable inputs such as quoted prices in active markets;

•	Level 2 – defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and

•	Level 3 – defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

Cash consists of cash on deposit with a high quality major financial institution. The carrying cost approximates fair value due to the liquidity of these deposits. The carrying amounts of other financial assets and liabilities comprising accounts payable and accrued liabilities, due to related parties, were a reasonable approximation of their fair value.

Income Taxes [Policy Text Block]
j)	Income Taxes

The Company has adopted ASC 740, Income Taxes. This standard requires the use of an asset and liability approach for financial accounting, and reporting on income taxes. Potential benefits of income tax losses are not recognized in the accounts until realization is more likely than not. If it is more likely than not that some portion or all of a deferred tax asset will not be realized, a valuation allowance is recognized.

Asset Impairment [Policy Text Block]

k)	Asset Impairment

Long-lived assets are tested for recoverability whenever events or changes in circumstances indicate the carrying amount may not be recoverable, pursuant to guidance established in ASC 360-50, Impairment or Disposal of Long-lived Assets. The Company determines impairment by comparing the undiscounted future cash flows estimated to be generated by its assets to their respective carrying amounts. If impairment is deemed to exist, assets are written down to fair value.

Comprehensive Loss [Policy Text Block]
l)	Comprehensive Loss

ASC 220, Comprehensive Income establishes standards for the reporting and display of comprehensive items in the consolidated financial statements. As at December 31, 2013, 2012 and 2011, the Company had no items that represent a comprehensive income or loss and, therefore, has not included a statement of comprehensive loss in the consolidated financial statements.

Equity Instruments [Policy Text Block]
m)	Equity Instruments

In situations where common shares are issued and the fair value of the goods or services received is not readily determinable, the fair value of the common shares is used to measure and record the transaction. The fair value of the common shares issued in exchange for the receipt of goods and services is based on the stock price as of the earliest of:

i)	the date at which the counterparty’s performance is complete;

ii)	the date at which a commitment for performance by the counterparty to earn the common shares is reached; or

iii)	the date at which the common shares are issued if they are fully vested and non-forfeitable at that date.

The Company has a stock-based compensation plan which is described more fully in Note 6. The Company measures the compensation cost of stock options and other stock-based awards to employees and directors at fair value at the grant date and recognizes compensation expense over the requisite service period for awards expected to vest. Except for transactions with employees and directors, all transactions in which goods or services are the consideration received for the issuance of equity instruments are accounted for based on the fair value of the consideration received, or the fair value of the equity instruments issued, whichever is more reliably measurable. Additionally, the Company has determined that the dates used to value the transaction are either:

i)	The date at which a commitment for performance by the counter party to earn the equity instruments is established; or

ii)	The date at which the counter party’s performance is complete.

Recent Accounting Pronouncements [Policy Text Block]
n)	Recent Accounting Pronouncements

In November 2011, ASC guidance was issued related to disclosures about offsetting assets and liabilities. The new standard requires disclosures to allow investors to better compare financial statements prepared under U.S GAAP with financial statements prepared under IFRS. The update is effected for the Company’s fiscal year beginning January 1, 2013, and interim periods within those annual periods. Retrospective application is required. In January 2013, ASC guidance was issued to clarify that the disclosure requirements are limited to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (i) offset in the financial statements or (ii) subject to an enforceable master netting arrangement or similar agreement. The Company’s January 1, 2013 adoption of the updated guidance had no impact on the Company’s consolidated financial position, results of operations or cash flows.

In January 2013, the FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, which clarifies which instruments and transactions are subject to the offsetting disclosure requirements originally established by ASU 2011-11. The new ASU addresses preparer concerns that the scope of the disclosure requirements under ASU 2011-11 was overly broad and imposed unintended costs that were not commensurate with estimated benefits to financial statement users. In choosing to narrow the scope of the offsetting disclosures, the Board determined that it could make them more operable and cost effective for preparers while still giving financial statement users sufficient information to analyze the most significant presentation differences between financial statements prepared in accordance with U.S. GAAP and those prepared under IFRS. Like ASU 2011-11, the amendments in this update will be effective for fiscal periods beginning on or after January 1, 2013. The Company’s January 1, 2013 adoption of the updated guidance had no impact on the Company’s consolidated financial position, results of operations or cash flows.

In February 2013, the FASB issued ASU No. 2013-04, Liabilities (Topic 405): Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date. The amendments in ASU 2013-04 provide guidance for the recognition, measurement, and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of this Update is fixed at the reporting date, except for obligations addressed within existing guidance in U.S. GAAP. The guidance requires an entity to measure those obligations as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. The guidance in this Update also requires an entity to disclose the nature and amount of the obligation as well as other information about those obligations. The amendments in this standard are effective retrospectively for fiscal years, and interim periods within those years, beginning after December 15, 2013. The Company does not expect the adoption of the pronouncement to have a material effect on its consolidated financial statements.

In April 2013, the FASB issued ASU No. 2013-07, Presentation of Financial Statements (Top 205): Liquidation Basis of Accounting. The objective of ASU No. 2013-07 is to clarify when an entity should apply the liquidation basis of accounting and to provide principles for the measurement of assets and liabilities under the liquidation basis of accounting, as well as any required disclosures. The amendments in this standard is effective prospectively for entities that determine liquidation is imminent during annual reporting periods beginning after December 15, 2013, and interim reporting periods therein. The Company does not expect the adoption of the pronouncement to have a material effect on its consolidated financial statements.

In March 2013, ASC guidance was issued related to Foreign Currency Matters to clarify the treatment of cumulative translation adjustments when a parent sells a part or all of its investment in a foreign entity or no longer holds a controlling financial interest in a subsidiary or group of assets that is a business within a foreign entity. The updated guidance also resolves the diversity in practice for the treatment of business combinations achieved in stages in a foreign entity. The update is effective prospectively for the Company’s fiscal year beginning January 1, 2014. The Company does not expect the updated guidance to have an impact on the consolidated financial position, results of operations or cash flows.

In July 2013, ASC guidance was issued related to the presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss or a tax credit carryforward exists. The updated guidance requires an entity to net its unrecognized tax benefits against the deferred tax assets for net operating loss carryforwards, similar tax losses, or tax credit carryforwards in the same jurisdiction. A gross presentation will be required only if such carryforwards are not available or would not be used by the entity to settle any additional income taxes resulting from disallowance of the uncertain tax position. The update is effective prospectively for the Company’s fiscal year beginning January 1, 2014. The Company does not expect the updated guidance to have an impact on the consolidated financial position, results of operations or cash flows.